Notes Payable (Details) - Schedule of Maturities of Notes Payable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturities of Notes Payable [Abstract]
2023 (Remainder of year)	$ 1,033
2024	92,531	$ 6,628
2025	201	91,576
2026	29	182
2027	21	9
Thereafter
Total	93,815	97,444
Less: Loan costs	(796)	(959)
Total	93,019
Amount classified as a current liability	7,859
Amount classified as long-term liability	$ 85,160	$ 90,816	$ 48,559